Supplement Dated June 10, 2004 to the Prospectus of each Fund listed below:

MERRILL LYNCH GLOBAL GROWTH FUND, INC.
MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.
MERRILL LYNCH U.S. HIGH YIELD FUND, INC.
MERRILL LYNCH BOND FUND, INC.
High Income Portfolio
MERRILL LYNCH DEVELOPING CAPITAL MARKETS FUND, INC.
MERRILL LYNCH EUROFUND
MERRILL LYNCH GLOBAL ALLOCATION FUND, INC.
MERRILL LYNCH GLOBAL SMALLCAP FUND, INC.
MERRILL LYNCH GLOBAL TECHNOLOGY FUND, INC.
MERRILL LYNCH INTERNATIONAL EQUITY FUND
MERRILL LYNCH LATIN AMERICA FUND, INC.
MERRILL LYNCH REAL INVESTMENT FUND
MERCURY FUNDS II
Merrill Lynch International Value Fund
MERCURY FUNDS, INC.
Merrill Lynch Global Balanced Fund
Merrill Lynch Small Cap Growth Fund
Merrill Lynch Pan-European Growth Fund
Merrill Lynch International Fund

Effective June 30, 2004, each of the funds listed above (each, a “Fund” and, collectively, the “Funds”) will be subject to a redemption fee as follows:

Each class of shares of each Fund charges a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase. The redemption fee is paid to the Fund and is intended to offset the trading costs, market impact and other costs associated with short-term trading into and out of the Fund. The redemption fee is imposed to the extent that the number of Fund shares redeemed within 30 days exceeds the number of Fund shares that have been held for more than 30 days. For redemptions of Fund shares acquired by exchange, your holding period for the shares exchanged will not be tacked on to the holding period for the Fund shares acquired in determining whether to apply the redemption fee. The redemption fee will not apply in the following circumstances:

•	Redemptions resulting from death or disability
•	Redemptions through a Systematic Withdrawal Plan
•	Redemptions of shares purchased through an Automatic Investment Plan
•	Redemptions of shares acquired through dividend reinvestment
•	Redemptions of shares held in certain omnibus accounts, including retirement plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code of 1986, as amended, or plans administered as college savings plans under Section 529 of the Internal Revenue Code
•	Redemptions of shares held through advisory fee-based programs that the Distributor determines are not designed to facilitate short-term trading

Code # PR-0604SUP